Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 28, 2019	Dec. 29, 2018
Related Party Transactions [Abstract]
Related Party Transactions

8. RELATED PARTY TRANSACTIONS

We leased property from entities affiliated with certain of our non-controlling stockholders for 18 store locations and one warehouse location as of September 29, 2018 and for 16 store locations and one warehouse location as of September 28, 2019.

As of September 29, 2018 and September 28, 2019, one independent operator store was operated by family members of one employee. Independent operator commissions for this store totaled $0.3 million for each of the 13 weeks ended September 29, 2018 and September 28, 2019, and $0.9 million for each of the 39 weeks ended September 29, 2018 and September 28, 2019.

We offer interest-bearing notes to independent operators and the gross operating notes and receivables due from these entities was $27.8 million and $35.3 million as of December 29, 2018 and September 28, 2019, respectively. See Note 2 for additional information.

9. Related Party Transactions

Leases for 16 store locations and one warehouse location relate to property controlled by stockholders (Note 10).

During the fiscal years ended December 29, 2018 and December 30, 2017, one independent operator store was operated by family members of one employee. Independent operator commissions for this store totaled $1.3 million for each of the fiscal years ended December 31, 2016 and December 30, 2017 and $1.2 million for the fiscal year ended December 29, 2018.

The Company offers interest-bearing notes to independent operators and the gross receivable due from these entities was $21.0 million and $27.8 million as of December 30, 2017 and December 29, 2018, respectively (Note 2).